Financial Guarantees and Residual Value Guarantees (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Financial Guarantees and Residual Guarantees

	12.31.2019	12.31.2018
Financial guarantee of residual value	—	125.4
Accounts payable (i)	—	15.1
Financial guarantee	—	11.6

	—	152.1

Current portion	—	51.0
Non-current portion	—	101.1

Activity on Financial Guarantees and Residual Guarantees
The movement on the financial guarantees and residual guarantees is shown below:

	Financial guarantee	Financial guarantee of residual value	Accounts payable	Total
At December 31, 2016	22.7	122.2	65.9	210.8

Additions	1.2	—	3.7	4.9
Interest Additions	—	—	2.0	2.0
Disposals	—	—	(40.8)	(40.8)
Market value	—	(13.3)	—	(13.3)
Guarantee amortization	(6.8)	—	—	(6.8)

At December 31, 2017	17.1	108.9	30.8	156.8

Interest Additions	—	—	1.5	1.5
Disposals	—	—	(17.2)	(17.2)
Market value	—	16.5	—	16.5
Guarantee amortization	(5.5)	—	—	(5.5)

At December 31, 2018	11.6	125.4	15.1	152.1

Interest Additions	—	—	0.6	0.6
Disposals	—	—	(15.7)	(15.7)
Market value	—	4.2	—	4.2
Guarantee amortization	(0.9)	—	—	(0.9)
Liabilities held for sale	(10.7)	(129.6)	—	(140.3)

At December 31, 2019	—	—	—	—